EXHIBIT C

CLASS A CUSIP #00761HBC4
CLASS B CUSIP #00761HBD2
CLASS C CUSIP #00761HBE0

                         MONTHLY NOTEHOLDER'S STATEMENT
                               ADVANTA BANK CORP.
                       ADVANTA BUSINESS CARD MASTER TRUST
                                  SERIES 2003-D
                           PERIOD ENDING JUNE 30, 2006

Capitalized terms used in this statement have their respective meanings set forth in the Master Indenture as amended and as supplemented by the Series 2003-D Indenture Supplement, the Transfer and Servicing Agreement as amended or the Trust Agreement as amended. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as amended and as supplemented by the Series 2003-D Indenture Supplement.

The information which is required to be prepared with respect to the Payment Date of July 20, 2006 and with respect to the performance of the Trust during the Monthly Period of June 1, 2006 through June 30, 2006 is set forth below.

The Interest Period for all classes includes the previous Payment Date through and including the day preceding the current Payment Date. Interest is calculated on the basis of 360-day year and the actual number of days in the related Interest Period.

The Record Date with respect to the current Payment Date is July 19, 2006.

The Determination Date with respect to the current calendar month is July 12, 2006.

The documents mentioned above may be found in the following Securities and Exchange Commission ("SEC") filings.

Master Indenture, dated as of           Included in Exhibit 4.1 to the Form 8-K
August 1, 2000.                         filed with the SEC on August 30, 2000 by
                                        Advanta Business Receivables Corp.

Amendment No. 1 to the Master           Included in Exhibit 4.1 to the Form 8-K
Indenture, dated as of May 9, 2006.     filed with the SEC on May 19, 2006 by
                                        Advanta Business Receivables Corp.

Series 2003-D Indenture Supplement,     Included in Exhibit 4.1 to the Form 8-K
dated as of December 1, 2003.           filed with the SEC on December 10, 2003
                                        by Advanta Business Receivables Corp.

Transfer and Servicing Agreement        Included in Exhibit 4.3 to the Form 8-K
("TSA"), dated as of August 1, 2000.    filed with the SEC on August 30, 2000 by
                                        Advanta Business Receivables Corp.

Amendment No. 1 to the TSA, dated as    Included in Exhibit 4.3 to the Form 8-K
of May 9, 2006.                         filed with the SEC on May 19, 2006 by
                                        Advanta Business Receivables Corp.

Trust Agreement, dated as of            Included in Exhibit 4.4 to the Form 8-K
August 1, 2000.                         filed with the SEC on August 30, 2000 by
                                        Advanta Business Receivables Corp.

Amendment No. 1 to the Trust            Included in Exhibit 4.2 to the Form 8-K
Agreement, dated as of May 9, 2006.     filed with the SEC on May 19, 2006 by
                                        Advanta Business Receivables Corp.

I. Information regarding the current monthly principal distribution to the Noteholders

                                                                                      Total amount of
                                                                                   principal to be paid       Per $1,000
                                                                                   --------------------   -----------------
     1. Class A Noteholders                                                        $                 --                  --
     2. Class B Noteholders                                                        $                 --                  --
     3. Class C Noteholders                                                        $                 --                  --
     4. Class D Noteholders                                                        $                 --                  --

II. Information regarding the current monthly interest distribution to the Noteholders

                                                                                      Total amount of
                                                                                   interest to be paid        Per $1,000
                                                                                   --------------------   -----------------
     1. Class A Noteholders                                                        $       1,476,501.33             4.61407
     2. Class B Noteholders                                                        $         197,853.80             5.34740
     3. Class C Noteholders                                                        $         197,366.27             6.80573
     4. Class D Noteholders                                                        $         148,946.93            10.63907

III. Information regarding the total monthly distribution to the Noteholders

                                                                                       Total amount
                                                                                        to be paid            Per $1,000
                                                                                   --------------------   -----------------
     1. Class A Noteholders                                                        $       1,476,501.33             4.61407
     2. Class B Noteholders                                                        $         197,853.80             5.34740
     3. Class C Noteholders                                                        $         197,366.27             6.80573
     4. Class D Noteholders                                                        $         148,946.93            10.63907

IV.  Information regarding the performance of the Advanta Business Card Master
     Trust

     1.   The aggregate amount of such Collections with respect to Principal
          Receivables for the Monthly Period preceding such Payment Date........                          $  870,716,654.64
                                                                                                          -----------------
     2.   The aggregate amount of such Collections with respect to Finance
          Charge and Administrative Receivables for the Monthly Period preceding
          such Payment Date.....................................................                          $   65,166,066.89
                                                                                                          -----------------

     2a.  Interchange for the Monthly Period preceding such Payment Date
          (included in the amount shown above on line item IV. 2.)..............                          $   16,941,650.00
                                                                                                          -----------------

     2b.  Recoveries for the Monthly Period preceding such Payment Date
          (included in the amount shown above on line item IV. 2.)..............                          $    1,370,119.75
                                                                                                          -----------------
     3.   The Defaulted Amount for the preceding Monthly Period.................                          $   13,814,269.50
                                                                                                          -----------------
     4.   The annualized percentage equivalent of a fraction, the numerator of which is the Defaulted Amount less Recoveries for the preceding
          Monthly Period, and the denominator is the average Receivables for the
          preceding Monthly Period..............................................                                       3.60%
                                                                                                          -----------------
     5.   The total amount of Principal Receivables in the Trust at the
          beginning of the preceding Monthly Period.............................                          $4,015,854,665.78
                                                                                                          -----------------
     6.   The total amount of Principal Receivables in the Trust as of the last
          day of the preceding Monthly Period...................................                          $4,158,153,555.78
                                                                                                          -----------------
     7.   The total amount of Finance Charge and Administrative Receivables in
          the Trust at the beginning of the preceding Monthly Period............                          $   54,713,258.15
                                                                                                          -----------------
     8.   The total amount of Finance Charge and Administrative Receivables in
          the Trust as of the last day of the preceding Monthly Period..........                          $   59,834,345.32
                                                                                                          -----------------
     9.   The aggregated Adjusted Invested Amounts of all Series of Notes
          outstanding as of the last day of the preceding Monthly Period........                          $3,276,718,346.00
                                                                                                          -----------------
     10.  The Transferor Interest as of the last day of the preceding Monthly
          Period................................................................                          $  881,435,209.78
                                                                                                          -----------------
     11.  The transferor percentage as of the last day of the preceding Monthly
          Period................................................................                                      21.20%
                                                                                                          -----------------
     12.  The Required Transferor Percentage....................................                                       6.00%
                                                                                                          -----------------
     13.  The Required Transferor Interest......................................                          $  249,489,213.35
                                                                                                          -----------------
     14.  The monthly principal payment rate for the preceding Monthly Period...                                     21.682%
                                                                                                          -----------------
     15.  The balance in the Excess Funding Account as of the last day of the
          preceding Monthly Period..............................................                          $              --
                                                                                                          -----------------
     16.  The aggregate outstanding balance of the Accounts which were delinquent as of the close of business on the last day of the Monthly
          Period preceding such Payment Date:

                                                                                        Percentage            Aggregate
                                                                                         of Total              Account
                                                                                        Receivables            Balance
                                                                                   --------------------   -----------------
          (a) Delinquent between 30 days and 59 days                                              0.754%  $   31,800,206.67
          (b) Delinquent between 60 days and 89 days                                              0.630%  $   26,561,664.10
          (c) Delinquent between 90 days and 119 days                                             0.487%  $   20,538,896.52
          (d) Delinquent between 120 days and 149 days                                            0.452%  $   19,044,295.66
          (e) Delinquent between 150 days and 179 days                                            0.415%  $   17,507,037.10
          (f) Delinquent 180 days or greater                                                      0.000%  $              --
                                                                                   --------------------   -----------------
          (g) Aggregate                                                                           2.738%  $  115,452,100.05
                                                                                   ====================   =================

V.   Information regarding Series 2003-D

     1.   The amount of Principal Receivables in the Trust represented by the
          Invested Amount of Series 2003-D as of the last day of the related
          Monthly Period........................................................                          $  400,000,000.00
                                                                                                          -----------------
     2.   The amount of Principal Receivables in the Trust represented by the
          Adjusted Invested Amount of Series 2003-D on the last day of the
          related Monthly Period................................................                          $  400,000,000.00
                                                                                                          -----------------

                                                                                       NOTE FACTORS
                                                                                   --------------------
     3.   The amount of Principal Receivables in the Trust represented by the
          Class A Note Principal Balance on the last day of the related Monthly
          Period................................................................                 1.0000   $  320,000,000.00
                                                                                                          -----------------
     4.   The amount of Principal Receivables in the Trust represented by the
          Class B Note Principal Balance on the last day of the related Monthly
          Period................................................................                 1.0000   $   37,000,000.00
                                                                                                          -----------------
     5.   The amount of Principal Receivables in the Trust represented by the
          Class C Note Principal Balance on the last day of the related Monthly
          Period................................................................                 1.0000   $   29,000,000.00
                                                                                                          -----------------
     6.   The amount of Principal Receivables in the trust represented by the
          Class D Note Principal Balance on the last day of the related Monthly
          Period................................................................                 1.0000   $   14,000,000.00
                                                                                                          -----------------
     7.   The Floating Investor Percentage with respect to the period:

     June 1, 2006 through June 19, 2006                                                                           9.9605198%
                                                                                                          -----------------
     June 20, 2006 through June 30, 2006                                                                          9.5374606%
                                                                                                          -----------------
     8.   The Fixed Investor Percentage with respect to the period:

     June 1, 2006 through June 19, 2006                                                                                 N/A
                                                                                                          -----------------
     June 20, 2006 through June 30, 2006                                                                                N/A
                                                                                                          -----------------
     9.   The amount of Investor Principal Collections applicable to Series
          2003-D................................................................                          $   85,198,563.69
                                                                                                          -----------------
     10a. The amount of Available Finance Charge Collections on deposit in the
          Collection Account for the related Monthly Period.....................                          $    4,616,685.50
                                                                                                          -----------------
     10b. Pursuant to Section 8.04(a) of the Master Indenture, the amount of
          Available Finance Charge Collections not on deposit in the Collection
          Account for the related Monthly Period................................                          $    1,804,457.66
                                                                                                          -----------------
     11.  The Investor Default Amount for the related Monthly Period............                          $    1,323,828.67
                                                                                                          -----------------

     12.  The Monthly Servicing Fee for the related Monthly Period..............                          $      666,666.67
                                                                                                          -----------------
     13.  The excess spread amount for the related Monthly Period (Available
          Finance Charge Collections minus the sum of the amounts determined pursuant to subsections 4.04 (a) (i) - (v) and subsection 4.04 (a)
          (viii) of the Series 2003-D Indenture Supplement).....................                          $    2,409,979.49
                                                                                                          -----------------
     14.  Trust yields for the related Monthly Period

          a. The cash yield for the related Monthly Period......................                                      19.26%
                                                                                                          -----------------
          b. The default rate for the related Monthly Period....................                                       3.97%
                                                                                                          -----------------
          c. The Net Portfolio Yield for the related Monthly Period.............                                      15.29%
                                                                                                          -----------------
          d. The Base Rate for the related Monthly Period.......................                                       8.06%
                                                                                                          -----------------
          e. The Excess Spread Percentage for the related Monthly Period........                                       7.23%
                                                                                                          -----------------
          f. The Quarterly Excess Spread Percentage for the related Monthly
             Period.............................................................                                       8.29%
                                                                                                          -----------------
                  i)   Excess Spread Percentage related to                                       Jun-06                7.23%
                                                                                                          -----------------
                  ii)  Excess Spread Percentage related to                                       May-06                9.54%
                                                                                                          -----------------
                  iii) Excess Spread Percentage related to                                       Apr-06                8.11%
                                                                                                          -----------------
     15.  Floating Rate Determinations:

     LIBOR for the Interest Period from June 20, 2006 through and including July
     19, 2006                                                                                                       5.26688%
                                                                                                          -----------------
     16.  Principal Funding Account

          a. The beginning Principal Funding Account Balance (ending balance as
             of the previous Payment Date)......................................                          $              --
                                                                                                          -----------------
          b. Principal Funding Investment Proceeds for the related Payment
             Date...............................................................                          $              --
                                                                                                          -----------------
          c. Principal Funding Investment Proceeds withdrawn and deposited into the Collection Account to be treated as Available Finance Charge
             Collections for the related Payment Date...........................                          $              --
                                                                                                          -----------------
          d. During the Controlled Accumulation Period, the Monthly Principal
             deposited into the Principal Funding Account.......................                          $              --
                                                                                                          -----------------
          e. On the earliest to occur of (a) the first Payment Date during the
             Early Amortization Period and (b) the Expected Final Principal
             Payment Date, the amount withdrawn for payment to the Noteholders..                          $              --
                                                                                                          -----------------
          f. The ending Principal Funding Account Balance on the related Payment
             Date...............................................................                          $              --
                                                                                                          =================
          g. The Accumulation Shortfall with respect to the related Monthly
             Period.............................................................                          $              --
                                                                                                          -----------------
     17.  Reserve Account

          a. The beginning Reserve Account balance (ending balance as of the
             previous Payment Date).............................................                          $              --
                                                                                                          -----------------
          b. Interest earnings on the Reserve Account...........................                          $              --
                                                                                                          -----------------
          c. Interest earnings on the Reserve Account withdrawn and deposited into the Collection Account to be treated as Available Finance
             Charge Collections for the related Payment Date ...................                          $              --
                                                                                                          -----------------
          d. On each Payment Date from and after the Reserve Account Funding
             Date, the amount deposited into the Reserve Account pursuant to subsection 4.04(a)(vii) of the Series 2003-D Indenture
             Supplement.........................................................                          $      500,000.00
                                                                                                          -----------------
          e. The Reserve Draw Amount deposited into the Collection Account and treated as Available Finance Charge Collections for the related
             Monthly Period.....................................................                          $              --
                                                                                                          -----------------
          f. The Reserve Account Surplus withdrawn and deposited into the Cash
             Collateral Account.................................................                          $              --
                                                                                                          -----------------
          g. Amount withdrawn from the Reserve Account and paid to the holders of the Trust Beneficial Interests pursuant to subsection 4.10(f) of
             the Series 2003-D Indenture Supplement.............................                          $              --
                                                                                                          -----------------
          h. The ending Reserve Account balance on the related Payment Date.....                          $      500,000.00
                                                                                                          =================
          i. The Required Reserve Account Amount on the related Payment Date....                          $      500,000.00
                                                                                                          -----------------
          j. The Available Reserve Account Amount on the related Payment Date...                          $      500,000.00
                                                                                                          -----------------
     18.  Cash Collateral Account

          a. The beginning Cash Collateral Account balance (ending balance as of
             the previous Payment Date).........................................                          $    9,000,000.00
                                                                                                          -----------------
          b. Investment Earnings since the preceding Payment Date...............                          $       36,509.55
                                                                                                          -----------------
          c. Amount withdrawn from the Cash Collateral Account to cover disbursements pursuant to subsections 4.04(a)(iv) and 4.04(a)(viii)
             of the Series 2003-D Indenture Supplement..........................                          $              --
                                                                                                          -----------------
          d. Amount withdrawn from the Cash Collateral Account on the Series
             2003-D Final Maturity Date for distributions to the Class C
             Noteholders and the Class D Noteholders............................                          $              --
                                                                                                          -----------------
          e. Amount withdrawn from the Cash Collateral Account on the day following the occurrence of an Event of Default for distributions
             to the Class C Noteholders and the Class D Noteholders.............                          $              --
                                                                                                          -----------------
          f. Amount deposited into the Cash Collateral Account to cover any Cash
             Collateral Account Deficiency......................................                          $              --
                                                                                                          -----------------
          g. Amount withdrawn from the Cash Collateral Account equaled to the excess over the Required Cash Collateral Account Amount and paid to
             the Transferor.....................................................                          $       36,509.55
                                                                                                          -----------------
          h. Remaining Cash Collateral Account amount withdrawn on the date on which the Class C Note Principal Balance and the Class D Note
             Principal Balance have been paid in full and paid to the
             Transferor.........................................................                          $              --
                                                                                                          -----------------
          i. The ending Cash Collateral Account balance on the related Payment
             Date...............................................................                          $    9,000,000.00
                                                                                                          =================
          j. The Required Cash Collateral Account Amount on the related Payment
             Date...............................................................                          $    9,000,000.00
                                                                                                          -----------------
          k. The Available Cash Collateral Account Amount on the related Payment
             Date...............................................................                          $    9,000,000.00
                                                                                                          -----------------

     19.  Investor Charge-Offs

          a. The aggregate amount of Investor Charge-Offs for the related
             Monthly Period.....................................................                          $              --
                                                                                                          -----------------
          b. The aggregate amount of Investor Charge-Offs reimbursed on the
             Payment Date.......................................................                          $              --
                                                                                                          -----------------
     20.  The Monthly Principal Reallocation Amount for the related Monthly
          Period................................................................                          $              --
                                                                                                          -----------------

Advanta Bank Corp.
as Servicer


By: /s/ MICHAEL COCO
    --------------------------------
Name: Michael Coco
Title: Vice President and Treasurer